Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Accounts payable and accrued liabilities

12. Accounts payable and accrued liabilities

	December 31, 2022	December 31, 2021
Trade payables	$3,403	$5,762
Wages and benefits payable	1,651	1,297
Indemnification payable (note 6)	716	113
Current portion of royalty payment obligation (note 17)	—	25
Current portion of other employee benefit liabilities (note 17)	198	146
	$5,968	$7,343